Property and Equipment	12 Months Ended
Dec. 31, 2010
Property and Equipment
Property and Equipment
Note 4

Property and Equipment:

Set forth below is a detailed listing of property and equipment.

	December 31,
	2010	2009
Lasers-in-service	$14,061,390	$16,436,529
Computer hardware and software	376,393	368,668
Furniture and fixtures	744,991	683,573
Machinery and equipment	835,780	845,856
Leasehold improvements	339,423	262,395
	16,357,977	18,597,021
Accumulated depreciation and amortization	(9,439,033)	(9,303,539)
Total property and equipment, net	$6,918,944	$9,293,482

Related depreciation and amortization expense was $3,080,413 in 2010, $3,204,431 in 2009 and $2,977,506 in 2008. At December 31, 2010 and 2009, net property and equipment included $47,776 and $0, respectively, of assets recorded under capitalized lease arrangements, of which $49,225 and $0 was included in long-term debt at December 31, 2010 and 2009, respectively (See Note 10).